Transactions with Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) individual director	Dec. 31, 2021 GBP (£) director individual	Dec. 31, 2020 GBP (£) individual
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 4,696,699	£ 5,488,388	£ 5,361,444
Performance-related payments	3,701,569	3,431,294	933,703
Other fixed remuneration (allowances and non-cash benefits)	906,201	929,935	1,107,348
Expenses	27,715	17,097	6,772
Total remuneration	9,332,184	9,866,714	7,409,267
Short-term employee benefits	22,627,595	20,553,672	16,663,726
Post-employment benefits	1,026,848	988,829	1,821,548
Compensation for loss of office	1,713,256	356,054	263,097
Total compensation	£ 25,367,699	£ 21,898,555	£ 18,748,371
Long-term metrics, percentage achieved		36.00%
Guaranteed variable remuneration, percentage vested	40.00%
Guaranteed variable remuneration, percentage unvested	60.00%
Number of Directors who received termination payment | director	2	2
Number key management persons who receives termination benefit | individual	3		1
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees		£ (7,463)	£ 7,463
Minimum
Disclosure Of Directors And Key Management Remuneration [Line Items]
Long-term metrics, minimum percentage		0.00%
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	£ 172,856	£ 356,054	0
Deferred performance related payments of shares	0		£ 1,293,678
Number of previously employed individuals for buy-out of deferred performance related payment | individual			1
Deferred performance related payments of shares vested			£ 242,605
Guaranteed variable remuneration expense	660,648	0	0
Key Management Personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	1,540,400	0	263,097
Deferred performance related payments of shares	£ 0	£ 107,225	£ 924,133
Number of previously employed individuals for buy-out of deferred performance related payment | individual		1	1
Deferred performance related payments of shares vested		£ 25,413	£ 60,500